As Filed with the Securities and Exchang Commission on January 30,1996
                                                       Registration No. 33-48014



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                        Post-Effective Amendment No. 4

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No.  5

                    Pennsylvania Daily Municipal Income Fund
               (Exact Name of Registrant as Specified in Charter)

                   600 Fifth Avenue, New York, New York 10020
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 830-5200


                               Bernadette N. Finn
                     c/o Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                            New York, New York 10020
                    (Name and address of agent for service)


It is proposed that this filing will become effective (check appropriate box)


      [X]   immediately upon filing pursuant to paragraph (b)
      [ ]   on (date) pursuant to paragraph (b)
      [ ]   60 days after filing pursuant to paragraph (a)
      [ ]   on (date) pursuant to paragraph (a) of Rule 485
      [ ]   75 days after filing pursuant to paragraph (a) (2)
      [ ]   on (date) pursuant to paragraph (a) (2) of Rule 485

   CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

----------------------------------------------------------------------

                             Proposed         Proposed
                              Maximum         Maximum
Securities      Amount       Offering         Aggregate      Amount of
 Being           Being       Price per        Offering    Registration
Registered     Registered      Unit*           Price**           Fee**

Shares of
Beneficial Interest


$.001 par value  2,869,952.70    $1.00         2,869,952.70       $100.00




----------------------------------------------------------------------
Exhibit: Opinnion of Battle Fowler LLP

* Estimated solely for the purposes of determining the amount of the registration fee.


** Calculated pursuant to Rule 24e-2(a) under the Investment Company Act of 1940. 128,715,305.62 shares were redeemed during the fiscal year ended November 30, 1995, 2,579,952.70 of which are being used for "reduction" in this amendment, none of which were previously so used in filings pursuant to Rule 24e-2(a) or 24f-2(c) during the current fiscal year ending November 30, 1996.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 30th day of January, 1996.


                                                    PENNSYLVANIA DAILY MUNICIPAL
                                                            INCOME FUND


                                                       By: /s/ Steven W. Duff
                                                              Steven W. Duff
                                                                President


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


     SIGNATURE                                   CAPACITY                  DATE

(1)  Principal Executive
     Officer



   /s/ Steven W. Duff                         President and             01/30/96
     Steven W. Duff                              Trustee

(2)  Principal Financial and
     Accounting Officer



/s/ Richard De Sanctis
     Richard De Sanctis                          Treasurer              01/30/96

(3)  Majority of Trustee

     W. Giles Mellon                             Trustee
     Yung Wong                                   Trustee
     Robert Straniere                            Trustee


By: /s/ Bernadette N. Finn
     Bernadette N. Finn                                                 01/30/96
     Attorney-in-Fact